6 RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Fair value of the embedded derivative liability May 10, 2012
Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Fair value of the embedded derivative liability, December 31, 2012
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$40,000	5 months	$0.1625	157%	0.11